                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.     Name and address of issuer:

            Loomis Sayles Investment Trust
            One Financial Center
            Boston, MA 02111

2.     Name of each series or class of funds for which this notice is filed:

            Loomis Sayles California Tax-Free Income Fund
            Loomis Sayles Core Fixed Income Fund
            Loomis Sayles Core Growth Fund
            Loomis Sayles Fixed Income Fund
            Loomis Sayles High Yield Fixed Income Fund
            Loomis Sayles Investment Grade Fixed Income Fund

3.     Investment Company Act File Number: 811-8282
       Securities Act File Number: 333-22931

4(a).  Last day of fiscal year for which this notice is filed: December 31, 1997

4(b). Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check box if this is the last time the issuer will be filing this form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):            $166,570,648

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                   $21,158,436


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       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995 that
              were not previously used to reduce registration
              fees payable to the Commission:                       $0

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                         $21,158,436

       (v)    Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                           $145,412,212

       (vi)   Redemption credits available for use in
              future years - if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $0


       (vii)  Multiplier for determining registration fee           x .000295

       (viii) Registration fee due [multiply item 5(v) by
              item 5(vii)] (enter "0" if no fee is due):            $42,896.60


6.     Prepaid shares:

       If the response to Item 5(i) was determined by deducting an amount of Securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____.

7. Interest Due:---If this form is being filed more than 90 days after the end of the issue's fiscal year (see Instruction D).

8.     Total of the amount of the registration fee due plus any interest due:
       [line 5 (viii) plus line 7)] $42,896.60

9. Date the registration fee and any interest was sent to the Commission's lock box depository: March 23, 1998
                   Method of Delivery:  X  Wire Transfer
                                       ---
                                       --- Mail or other Means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                 /s/ Daniel J. Fuss
                             ----------------------------
                             Daniel J. Fuss, President

Date: March 23, 1998


* Please print the name and title of the signing officer below the signature.



Number and aggregate sale price of securities sold during the fiscal year:

Loomis Sayles California Tax-Free              $  2,364,170
Income Fund:
Loomis Sayles Core Fixed Income Fund:          $  9,230,953
Loomis Sayles Core Growth Fund:                $ 10,483,954
Loomis Sayles Fixed Income Fund:               $ 81,355,729
Loomis Sayles High Yield Fixed Income Fund:    $ 13,895,000
Loomis Sayles Intermediate Duration Fund:      $          0
Loomis Sayles Investment Grade Fixed           $ 27,580,818
Income Fund:
===================================            ============
Total:                                         $144,910,624



Number and aggregate sale price of securities redeemed during the fiscal year:

Loomis Sayles California Tax-Free      $   836,438
Income Fund:
Loomis Sayles Core Fixed Income        $   250,000
Fund:
Loomis Sayles Core Growth Fund:        $   205,235
Loomis Sayles Fixed Income Fund:       $17,997,654
Loomis Sayles High Yield Fixed         $         0
Income Fund:
Loomis Sayles Intermediate Duration    $         0
Fund:
Loomis Sayles Investment Grade         $ 1,869,109
Fixed Income Fund:
=================================      ===========
Total:                                 $21,158,436

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Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction
B.7):

Loomis Sayles California Tax-Free Income     $   101,582
Fund:                                        $     8,267

Loomis Sayles Core Fixed Income Fund         $   561,173
                                             $    37,859

Loomis Sayles Core Growth Fund:              $   284,442
                                             $ 2,620,841

Loomis Sayles Fixed Income Fund:             $ 8,742,552
                                             $ 3,225,211

Loomis Sayles High Yield Fixed Income        $ 1,839,981
Fund:                                        $   806,445


Loomis Sayles Intermediate Duration Fund:    $         0
                                             $         0

Loomis Sayles Investment Grade Fixed
Income Fund:                                 $ 2,726,923
                                             $   704,748

=================================              =========
Total:                                       $21,660,024